Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Accounting Policies [Abstract]
Schedule of Condensed Income Statement [Table Text Block]

Samples shipped to customers not clearly identifiable were reclassified from general and administrative expense to cost of sales.

	Year Ended December 31, 2011 As Restated	Adjustments	Year Ended December 31, 2011 As Issued	Year Ended December 31, 2010 As Restated	Adjustments	Year Ended December 31, 2010 As Issued

Sales – net	$17,212,636	$(3,625,701)	$20,838,337	$3,202,687	$(844,608)	$4,047,295

Cost of sales	14,845,069	374,455	14,470,614	2,804,274	-	2,804,274
Gross profit	2,367,567	(4,000,156)	6,367,723	398,413	(844,608)	1,243,021

General and administrative expenses	18,587,727	(4,000,156)	22,587,883	18,650,249	(844,608)	19,494,857
Loss from operations	(16,220,160)	-	(16,220,160)	(18,251,836)	-	(18,251,836)
Other income (expense)
Derivative expense	(4,777,654)	-	(4,777,654)	(93,638)	-	(93,638)
Change in fair value of derivative liabilities	5,162,100	-	5,162,100	(149,306)	-	(149,306)
Loss on settlement of accounts payable and debt	(3,862,458)	-	(3,862,458)	(433,400)	-	(433,400)
Interest expense	(3,711,278)	-	(3,711,278)	(480,589)	-	(480,589)
Other expense	(121,500)	-	(121,500)	(160,568)	-	(160,568)
Licensing income	250,000	-	250,000	-	-	-
Total other income (expense) – net	(7,060,790)	-	(7,060,790)	(1,317,501)	-	(1,317,501)
Net loss	$(23,280,950)	$-	$(23,280,950)	$(19,569,337)	$-	$(19,569,337)
Net loss available to common stockholders
Net loss	$(23,280,950)	$-	$(23,280,950)	$(19,569,337)	$-	$(19,569,337)
Series C preferred stock dividend	(293)	-	(293)	-	-	-
Net loss available to common stockholders	$(23,280,657)	$-	$(23,280,657)	$(19,569,337)	$-	$(19,569,337)
Net loss per share available to common stockholders – basic and diluted	$(70.30)	$-	$(70.30)	$(404.31)	$-	$(404.31)
Weighted average number of common shares outstanding during the year – basic and diluted	331,159	-	331,159	48,402	-	48,402

Schedule Of Accounts Receivable [Table Text Block]

Accounts receivable consisted of the following at September 30, 2012 and December 31, 2011:

	As of September 30, 2012	As of December 31, 2011
Accounts receivable	$5,542,797	$2,766,776
Less: allowance for discounts	(1,391,781)	-
Less: allowance for doubtful accounts	(113,144)	(197,684)
Accounts receivable – net	$4,037,872	$2,569,092

Accounts receivable at December 31, 2011 and 2010 were as follows:

Accounts receivable	$2,766,776	$542,863
Less: allowance for doubtful accounts	(197,684)	(116,102)
Accounts receivable – net	$2,569,092	$426,761

Concentration Percentage Of Accounts Receivable With Customer [Table Text Block]

At September 30, 2012 and December 31, 2011, the Company had the following concentrations of accounts receivable with significant customers:

Customer	As of September 30, 2012	As of December 31, 2011
A	48%	36%
B	1%	12%
C	2%	10%
D	4%	7%
As of December 31, 2011 and 2010, the Company had the following concentrations of accounts receivable with customers:
Customer	2011	2010
A	36%	24%
B	12%	2%
C	10%	-%
D	7%	40%
E	5%	11%

Schedule of Derivative Liabilities at Fair Value [Table Text Block]

The following are the major categories of liabilities measured at fair value on a recurring basis as of September 30, 2012 and December 31, 2011, using quoted prices in active markets for identical liabilities (Level 1); significant other observable inputs (Level 2); and significant unobservable inputs (Level 3):

	As of September 30, 2012	As of December 31, 2011

Derivative liabilities (Level 2)	$24,889	$7,061,238

The following are the major categories of liabilities measured at fair value on a recurring basis as of December 31, 2011 and 2010, using quoted prices in active markets for identical liabilities (Level 1); significant other observable inputs (Level 2); and significant unobservable inputs (Level 3):

		As of December 31,
		2011	2010
Derivative liabilities	Level 2	$7,061,238	$622,944

Schedule Of Sales [Table Text Block]

Sales for the three and nine months ended September 30, 2012 and 2011 were as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2012	2011	2012	2011
Sales	$20,627,691	$5,811,685	$58,799,563	$13,321,274

Discounts	(2,053,965)	(1,368,114)	(8,235,817)	(2,446,025)

Sales – Net	$18,573,726	$4,443,571	$50,563,746	$10,875,249

Schedule Of Concentrations Of Revenues With Customers [Table Text Block]

For the nine months ended September 30, 2012 and 2011, the Company had the following concentrations of revenues with significant customers:

	Nine Months Ended September 30,
Customer	2012	2011
A	39%	39%
B	10%	13%

During the years ended December 31, 2011 and 2010, the Company had the following concentrations of revenues with customers:
Customer	2011	2010
A	41%	45%
B	14%	7%
C	-%	15%

Schedule Of Advertising Expense [Table Text Block]

Advertising expense for the three months and nine months ended September 20, 2012 and 2011 were as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2012	2011	2012	2011

Advertising	$2,599,691	$1,272,969	$6,576,531	$3,468,202

Advertising for the years ended December 31, 2011 and 2010 are as follows:

	Year Ended December 31, 2011 As Restated	Adjustments	Year Ended December 31, 2011 As Issued	Year Ended December 31, 2010 As Restated	Adjustments	Year Ended December 31, 2010 As Issued

Advertising	$5,241,585	$(4,000,156)	$9,241,741	$6,240,347	$(844,608)	$7,084,955

Schedule Of Common Stock Equivalents [Table Text Block]

The Company has the following common stock equivalents for the nine months ended September 30, 2012 and 2011, respectively:

	Nine Months Ended September 30,
	2012	2011
Stock options (exercise price - $425.00/share)	1,845	3,256
Warrants (exercise price $10.20 - $1,275.00/share)	4,991	66,702
Convertible debt (exercise price $1.70- $17.00/share)	2,471	247,943
Total common stock equivalents	9,307	317,901

The Company has the following common stock equivalents at December 31, 2011 and 2010:

	At December 31,
	2011	2010
Stock options (exercise price - $425.00/share)	1,903	3,256
Warrants (exercise price $12.75- $1,275.00/share)	72,584	883
Convertible preferred series C shares (exercise price $8.50/share)	23	-
Convertible debt (exercise price $1.70- $17.00/share)	527,757	13,174
Total common stock equivalents	602,267	17,313